FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Brazil - 7.1%
B3 SA - Brasil Bolsa Balcao	3,504,707	$9,379,257
Banco Bradesco SA - ADR	2,161,388	6,678,689
Banco Santander Brasil SA - ADR	1,276,577	6,957,345
Itau Unibanco Holding SA - ADR	1,963,143	13,329,741
JBS NV (a)	238,696	3,476,910
Raia Drogasil SA	828,774	2,311,006
Rede D'Or Sao Luiz SA (b)	577,143	3,759,380
Suzano SA	449,595	4,241,821
Vale SA	2,822,277	27,375,531
WEG SA	964,408	7,586,608
		85,096,288

Chile - 19.9%
Banco de Chile	304,457,126	46,046,434
Banco de Credito e Inversiones SA	570,915	24,108,194
Cencosud SA	8,916,230	30,338,869
Cia Cervecerias Unidas SA - ADR	442,501	5,717,113
Cia Sud Americana de Vapores SA	115,113,962	5,884,049
Colbun SA	49,440,420	7,954,515
Empresas CMPC SA	7,452,295	11,390,922
Empresas Copec SA	2,406,157	16,384,983
Falabella SA	9,137,959	48,552,687
Latam Airlines Group SA (a)	2,054,052,242	41,582,638
		237,960,404

India - 1.9%
Dr Reddy's Laboratories Ltd. - ADR	22,311	335,334
HDFC Bank Ltd. - ADR	95,821	7,346,596
ICICI Bank Ltd. - ADR	126,290	4,248,396
Infosys Ltd. - ADR	131,908	2,444,255
Reliance Industries Ltd. - GDR (b)	119,668	8,352,826
Wipro Ltd. - ADR	102,881	310,701
WNS Holdings Ltd. (a)	1,302	82,339
		23,120,447

Indonesia - 2.8%
Alamtri Resources Indonesia Tbk PT	7,101,030	800,424
Bank Central Asia Tbk PT	32,548,898	17,392,158
Barito Pacific Tbk PT	14,783,751	1,511,613
Charoen Pokphand Indonesia Tbk PT	4,555,917	1,318,929
Dian Swastatika Sentosa Tbk PT (a)	1,634,991	5,395,420
GoTo Gojek Tokopedia Tbk PT (a)	469,772,629	1,678,276

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Indonesia - 2.8% (Continued)
Kalbe Farma Tbk PT	12,005,598	$1,127,720
Merdeka Copper Gold Tbk PT (a)	4,795,588	590,772
Pantai Indah Kapuk Dua Tbk PT	2,936,814	2,044,102
Sumber Alfaria Trijaya Tbk PT	10,246,528	1,508,420
		33,367,834

Malaysia - 5.2%
CELCOMDIGI BHD	2,361,448	2,204,130
Hong Leong Bank Bhd	474,846	2,210,422
IHH Healthcare Bhd	6,434,561	10,422,445
Malayan Banking Bhd	8,963,769	20,650,412
Maxis Bhd	1,759,063	1,508,186
Press Metal Aluminium Holdings Bhd	2,792,277	3,435,220
Public Bank Bhd	10,826,391	11,082,234
SD Guthrie Bhd	5,450,584	6,006,581
YTL Corp. Bhd	3,523,364	1,941,386
YTL Power International Bhd	2,265,058	2,141,060
		61,602,076

Mexico - 2.1%
America Movil SAB de CV (a)	3,314,369	2,967,380
Arca Continental SAB de CV	164,980	1,747,876
Cemex SAB de CV - ADR	301,806	2,091,516
Fomento Economico Mexicano SAB de CV - ADR	18,378	1,892,567
Grupo Aeroportuario del Sureste SAB de CV - ADR	3,020	962,987
Grupo Bimbo SAB de CV - Class A	319,118	890,119
Grupo Carso SAB de CV - Class A1	95,046	677,522
Grupo Financiero Banorte SAB de CV	593,685	5,447,873
Grupo Financiero Inbursa SAB de CV	460,361	1,189,635
Grupo Mexico SAB de CV - Class B	1,183,639	7,143,655
		25,011,130

Philippines - 1.8%
Ayala Corp.	167,265	1,692,545
Ayala Land, Inc.	3,376,993	1,618,655
Bank of the Philippine Islands	953,274	2,199,993
BDO Unibank, Inc.	1,073,533	2,912,052
International Container Terminal Services, Inc.	483,521	3,527,909
Jollibee Foods Corp.	259,922	996,683
Manila Electric Co.	135,612	1,296,415
SM Investments Corp.	291,386	4,510,715
SM Prime Holdings, Inc.	5,155,203	2,146,095

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Philippines - 1.8% (Continued)
Universal Robina Corp.	501,471	$797,208
		21,698,270

Poland - 13.9%
Alior Bank SA	362,351	9,510,287
Bank Polska Kasa Opieki SA	928,760	47,670,343
Benefit Systems SA	9,740	8,566,260
CCC SA (a)	224,934	12,762,080
CD Projekt SA	251,198	19,569,797
Cyfrowy Polsat SA (a)	594,970	2,911,009
Dino Polska SA (a)(b)	187,891	27,419,831
KRUK SA	72,980	8,133,524
LPP SA	5,657	23,024,454
XTB SA (b)	272,013	6,147,621
		165,715,206

South Africa - 6.1%
Absa Group Ltd.	458,704	4,560,158
Bid Corp. Ltd.	183,145	4,835,555
Capitec Bank Holdings Ltd.	47,110	9,449,169
FirstRand Ltd.	2,999,133	12,822,389
Gold Fields Ltd. - ADR	461,343	10,919,989
MTN Group Ltd.	862,689	6,863,016
Nedbank Group Ltd.	270,613	3,715,173
Sanlam Ltd.	1,056,493	5,291,491
Shoprite Holdings Ltd.	273,127	4,272,684
Standard Bank Group Ltd.	758,827	9,752,505
		72,482,129

South Korea - 18.1%
Celltrion, Inc.	85,166	10,071,450
HD Hyundai Heavy Industries Co. Ltd.	10,040	3,187,715
Hyundai Mobis Co. Ltd.	30,486	6,483,019
Hyundai Motor Co.	79,924	12,051,374
Kia Corp.	126,773	9,102,181
NAVER Corp.	70,196	13,653,267
POSCO Holdings, Inc. - ADR (c)	145,913	7,075,321
Samsung Biologics Co. Ltd. (a)(b)	8,523	6,264,683
Samsung Electronics Co. Ltd.	2,152,543	95,377,943
SK Hynix, Inc.	241,898	52,337,149
		215,604,102

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Taiwan - 19.3%
Cathay Financial Holding Co. Ltd.	4,785,344	$10,287,539
Chunghwa Telecom Co. Ltd.	2,387,395	11,033,080
CTBC Financial Holding Co. Ltd.	7,606,931	11,379,669
Delta Electronics, Inc.	831,923	11,761,749
Fubon Financial Holding Co. Ltd.	4,873,202	14,563,554
Hon Hai Precision Industry Co. Ltd.	5,929,617	32,680,691
MediaTek, Inc.	707,507	30,274,673
Quanta Computer, Inc.	1,466,972	13,784,876
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	376,516	85,277,109
United Microelectronics Corp. - ADR (c)	1,191,434	9,114,470
		230,157,410

Thailand - 1.4%
Advanced Info Service PCL	395,711	3,383,940
Bangkok Bank PCL	260,016	1,111,769
Bangkok Dusit Medical Services PCL	1,695,796	1,085,017
Central Pattana PCL	636,041	904,892
Central Retail Corp. PCL (b)	764,416	416,201
CP ALL PCL	760,722	1,029,623
Delta Electronics Thailand PCL	1,743,776	5,149,460
Gulf Development PCL (a)	1,729,965	2,062,095
Kasikornbank PCL	302,967	1,430,551
		16,573,548
TOTAL COMMON STOCKS (Cost $930,692,508)		1,188,388,844

WARRANTS - 0.1%	Contracts
Malaysia - 0.1%
YTL Corp. Bhd, Expires 06/02/2028, Exercise Price $1.50 (a)(d)	681,983	132,817
YTL Power International Bhd, Expires 12/31/2099, Exercise Price $2.45 (a)(d)	438,423	159,313
Total Malaysia		292,130
TOTAL WARRANTS (Cost $0)		292,130

SHORT-TERM INVESTMENTS - 0.7%	Shares
Investments Purchased with Proceeds from Securities Lending - 0.7%
First American Government Obligations Fund - Class X, 4.25% (e)	8,707,344	8,707,344
TOTAL SHORT-TERM INVESTMENTS (Cost $8,707,344)		8,707,344

TOTAL INVESTMENTS - 100.4% (Cost $939,399,852)		$1,197,388,318
Liabilities in Excess of Other Assets - (0.4)%		(4,322,266)
TOTAL NET ASSETS - 100.0%		$1,193,066,052

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PCL - Public Company Limited

(a)	Non-income producing security.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $52,360,542 or 4.4% of the Fund’s net assets.
(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $8,332,091.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $292,130 or 0.0% of net assets as of June 30, 2025.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

FREEDOM 100 EMERGING MARKETS ETF

Summary of Fair Value Disclosures as of June 30, 2025 (Unaudited)

Freedom 100 Emerging Markets ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	1,188,388,844	—	—	1,188,388,844
Warrants	—	—	292,130 *	292,130
Investments purchased with Proceeds from Securities Lending	8,707,344	—	—	8,707,344
Total Investments	$1,197,096,188	$—	$ 292,130 *	$1,197,388,318

Refer to the Schedule of Investments for further disaggregation of investment categories.
* Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.